FAIR VALUE OF FINANCIAL INSTRUMENTS - Valuation Techniques and Significant Inputs (Details) - Recurring fair value measurement - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 893	$ 750
Financial liabilities (current and non-current)	309	440
Foreign currency forward contracts | Level 2 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	46	196
Interest rate swaps & other | Level 2 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	161	155
Other contracts | Level 3 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	102	89
Marketable securities | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	191	85
Marketable securities | Level 1 | Quoted bid prices
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	191	85
Marketable securities | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Marketable securities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Foreign currency forward contracts | Level 2 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	305	236
Interest rate swaps & other | Level 2 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	348	381
Other contracts | Level 3 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 49	$ 48